DESCRIPTION OF BUSINESS AND ORGANIZATION (Details)	6 Months Ended
Jun. 30, 2026
Leet Entertainment Sdn. Bhd. [Member]
DisclosureLineItems [Line Items]
Name of subsidiaries	Leet Entertainment Sdn. Bhd.
Place of incorporation and kind of legal entity	Malaysia
Principal activities	Provision of information technology and mobile application development and digital content publishing service
Particulars of registered/ paid up share capital	1,000 ordinary shares at par value of MYR1
Effective interest held	100.00%
Leet Technology (BD) Ltd. [Member]
DisclosureLineItems [Line Items]
Name of subsidiaries	Leet Technology (BD) Ltd.
Place of incorporation and kind of legal entity	Bangladesh
Principal activities	Provision of information technology and mobile application development and digital content publishing service
Particulars of registered/ paid up share capital	100,000 ordinary shares at par value of Taka 100
Effective interest held	80.00%
Veo Edge Technolgy Sdn. Bhd. [Member]
DisclosureLineItems [Line Items]
Name of subsidiaries	Veo Edge Technolgy Sdn. Bhd.
Place of incorporation and kind of legal entity	Malaysia
Principal activities	Provision of information technology and mobile application development and digital content publishing service
Particulars of registered/ paid up share capital	1 ordinary share at par value of MYR1
Effective interest held	100.00%